SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Product Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, beginning of the year	$ 690	$ 604
Warranties issued during the year	521	548
Settlements made during the year	387	278
Expirations	174	150
Foreign currency translation adjustment	11	(34)
Balance end of year	$ 661	$ 690